Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Total	Ordinary Shares		Additional paid-in capital	Treasury shares	Receipt on account of stock to be issued	Accumulated other comprehensive lincome (loss)	Accumulated deficit
Balance at Dec. 31, 2015	$ (6)	$ 3		$ 23,080	$ (747)		$ 2	$ (22,344)
Balance, Shares at Dec. 31, 2015		3,023,043
Beneficial conversion feature in respect to convertible loan	246			246
Beneficial conversion feature in respect to convertible loan, Shares
Classification of derivative liability for right to future investment into equity
Stock-based compensation	65			65
Other comprehensive income	3						3
Net loss	(1,139)							(1,139)
Balance at Dec. 31, 2016	(831)	$ 3		23,391	(747)		5	(23,483)
Balance, Shares at Dec. 31, 2016		3,023,043
Beneficial conversion feature in respect to convertible loan	811			811
Beneficial conversion feature in respect to convertible loan, Shares
Classification of derivative liability for right to future investment into equity	280			280
Issuance of units consisting of common stock and detachable warrants, net of issuance costs	966	$ 1		965
Issuance of units consisting of common stock and detachable warrants, net of issuance costs, Shares		860,987
Exercise of options into common stock	21		[1]	21
Exercise of options into common stock, Shares		31,439
Cancellation of treasury shares with respect to reverse recapitalization				(747)	747
Cancellation of treasury shares with respect to reverse recapitalization, Shares
Shares issued with respect to reverse recapitalization (Notes 1d and 12e)	298		[1]	298
Shares issued with respect to reverse recapitalization (Notes 1d and 12e), Shares		435,139
Amount that was allocated to the repurchase of beneficial conversion feature in convertible loans (Note 8d)	(2,800)			(2,800)
Amount that was allocated to the right for future investment - loan 2016	44			44
Amount that was allocated to the right for future investment- loan 2017	1,115			1,115
Deemed dividend with respect to the repurchase of right for future investment	(3)							(3)
Stock-based compensation	19			19
Foreign currency translation adjustment	(78)						(78)
Changes in unrealized gains on marketable equity securities	26						26
Net loss	(2,966)							(2,966)
Balance at Dec. 31, 2017	(3,098)	$ 4		23,397			(47)	(26,452)
Balance, Shares at Dec. 31, 2017		4,350,608
Classification of derivative liability for right to future investment into equity
Stock-based compensation	1,245		[1]	1,245
Stock-based compensation, Shares		223,284
Cumulative effect adjustment as a result from transition to ASU 2016-01 (see note 2b)							(26)	26
Issuance of shares with respect to exercise of PIPE Warrants and right for future investment (see note 6d)	1,145	$ 1		1,144
Issuance of shares with respect to exercise of PIPE Warrants and right for future investment (see note 6d), Shares		788,658
Net loss	(1,488)							(1,488)
Balance at Sep. 30, 2018	$ (27,914)	$ 5		$ 25,786			$ (73)	$ (27,914)
Balance, Shares at Sep. 30, 2018		5,362,550

[1]	Representing amount less than $1